UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-499
RIVERSOURCE INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 1/31
Date of reporting period: 4/30

Investments in Affiliated Funds
RiverSource Income Builder Basic Income Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (29.9%)

	Shares		Value(a)
Dividend Income (8.0%)
RiverSource Dividend Opportunity Fund	2,628,203		$18,870,500

International (0.1%)
RiverSource Disciplined International Equity Fund	39,931		279,515

Real Estate (2.2%)
RiverSource Real Estate Fund	488,671		5,067,515

U.S. Large Cap (12.8%)
RiverSource Disciplined Equity Fund	3,736,915		19,170,373
RiverSource Disciplined Large Cap Value Fund	1,280,232		10,958,785

Total			30,129,158

U.S. Small Cap (6.8%)
RiverSource Disciplined Small Cap Value Fund	1,865,406	(c)	15,893,262

Total Equity Funds (Cost: $70,868,415)			$70,239,950

Fixed Income Funds (60.7%)

	Shares		Value(a)
Floating Rate (5.9%)
RiverSource Floating Rate Fund	1,583,749		$13,889,475

Global Bond (0.5%)
RiverSource Global Bond Fund	164,517		1,145,035

High Yield (15.0%)
RiverSource High Yield Bond Fund	11,824,532		32,162,726
RiverSource Income Opportunities Fund	313,972		3,061,229

Total			35,223,955

Inflation Protected Securities (8.8%)
RiverSource Inflation Protected Securities Fund	2,002,193		20,622,589

International (4.9%)
RiverSource Emerging Markets Bond Fund	1,046,678		11,492,523

Investment Grade (25.6%)
RiverSource Diversified Bond Fund	5,309,114		26,173,934
RiverSource U.S. Government Mortgage Fund	6,620,339	(c)	33,829,934

Total			60,003,868

Total Fixed Income Funds (Cost: $131,407,876)			$142,377,445

Alternative Investments (4.4%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	1,015,821	(b)	$10,259,789

Total Alternative Investments (Cost: $10,124,478)			$10,259,789

Cash Equivalents (4.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	11,608,981	$11,608,981

Total Cash Equivalents (Cost: $11,608,981)		$11,608,981

Total Investments in Affiliated Funds (Cost: $224,009,750)(d)		$234,486,165

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	26.27%
RiverSource U.S. Government Mortgage Fund	14.61
(d)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $224,010,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,410,000
Unrealized depreciation	(8,934,000)

Net unrealized appreciation	$10,476,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$234,486,165	$—	$—	$234,486,165

Investments in Affiliated Funds
RiverSource Income Builder Moderate Income Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (34.5%)

	Shares		Value(a)
Dividend Income (9.5%)
RiverSource Dividend Opportunity Fund	5,159,756		$37,047,047

International (3.9%)
RiverSource Disciplined International Equity Fund	2,187,520		15,312,637

Real Estate (5.0%)
RiverSource Real Estate Fund	1,894,901	(c)	19,650,126

U.S. Large Cap (9.6%)
RiverSource Disciplined Equity Fund	4,834,527		24,801,124
RiverSource Disciplined Large Cap Value Fund	1,447,898		12,394,009

Total			37,195,133

U.S. Small Cap (6.5%)
RiverSource Disciplined Small Cap Value Fund	3,002,196	(c)	25,578,709

Total Equity Funds (Cost: $138,593,734)			$134,783,652

Fixed Income Funds (62.2%)

	Shares		Value(a)
Floating Rate (11.3%)
RiverSource Floating Rate Fund	5,040,242	(c)	$44,202,919

Global Bond (1.1%)
RiverSource Global Bond Fund	635,312		4,421,771

High Yield (18.0%)
RiverSource High Yield Bond Fund	21,284,049		57,892,612
RiverSource Income Opportunities Fund	1,297,458		12,650,216

Total			70,542,828

Inflation Protected Securities (2.6%)
RiverSource Inflation Protected Securities Fund	997,913		10,278,504

International (8.6%)
RiverSource Emerging Markets Bond Fund	3,070,839	(c)	33,717,817

Investment Grade (20.6%)
RiverSource Diversified Bond Fund	7,681,817		37,871,358
RiverSource U.S. Government Mortgage Fund	8,253,403	(c)	42,174,888

Total			80,046,246

Total Fixed Income Funds (Cost: $225,561,626)			$243,210,085

Alternative Investments (3.3%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	1,268,247	(b,c)	$12,809,291

Total Alternative Investments (Cost: $13,115,945)			$12,809,291

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	100,642	$100,642

Total Cash Equivalents (Cost: $100,642)		$100,642

Total Investments in Affiliated Funds (Cost: $377,371,947)(d)		$390,903,670

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held
RiverSource Disciplined Small Cap Value Fund	42.32%
RiverSource U.S. Government Mortgage Fund	18.22
RiverSource Emerging Markets Bond Fund	13.24
RiverSource Floating Rate Fund	9.49
RiverSource Real Estate Fund	9.11
RiverSource Absolute Return Currency and Income Fund	6.19
(d)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $377,372,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,991,000
Unrealized depreciation	(19,459,000)

Net unrealized appreciation	$13,532,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$390,903,670	$—	$—	$390,903,670

Investments in Affiliated Funds
RiverSource Income Builder Enhanced Income Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (32.9%)

	Shares		Value(a)
Dividend Income (8.2%)
RiverSource Dividend Opportunity Fund	2,297,662		$16,497,210

International (5.2%)
RiverSource Disciplined International Equity Fund	1,470,084		10,290,588

Real Estate (8.0%)
RiverSource Real Estate Fund	1,521,357	(c)	15,776,476

U.S. Large Cap (4.2%)
RiverSource Disciplined Equity Fund	1,305,018		6,694,743
RiverSource Disciplined Large Cap Value Fund	183,554		1,571,219

Total			8,265,962

U.S. Small Cap (7.3%)
RiverSource Disciplined Small Cap Value Fund	1,702,280	(c)	14,503,429

Total Equity Funds (Cost: $61,258,563)			$65,333,665

Fixed Income Funds (65.2%)

	Shares		Value(a)
Floating Rate (12.3%)
RiverSource Floating Rate Fund	2,777,028	(c)	$24,354,532

Global Bond (0.6%)
RiverSource Global Bond Fund	170,249		1,184,933

High Yield (23.2%)
RiverSource High Yield Bond Fund	13,134,141		35,724,861
RiverSource Income Opportunities Fund	1,048,308		10,221,007

Total			45,945,868

Inflation Protected Securities (2.2%)
RiverSource Inflation Protected Securities Fund	428,609		4,414,677

International (10.0%)
RiverSource Emerging Markets Bond Fund	1,805,149	(c)	19,820,534

Investment Grade (16.9%)
RiverSource Diversified Bond Fund	3,773,508		18,603,393
RiverSource U.S. Government Mortgage Fund	2,932,280	(c)	14,983,949

Total			33,587,342

Total Fixed Income Funds (Cost: $120,556,920)			$129,307,886

Alternative Investments (1.8%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	350,067	(b)	$3,535,677

Total Alternative Investments (Cost: $3,556,043)			$3,535,677

Cash Equivalents (0.1%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	139,779	$139,779

Total Cash Equivalents (Cost: $139,779)		$139,779

Total Investments in Affiliated Funds (Cost: $185,511,305)(d)		$198,317,007

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	23.99%
RiverSource Emerging Markets Bond Fund	7.78
RiverSource Real Estate Fund	7.31
RiverSource U.S. Government Mortgage Fund	6.47
RiverSource Floating Rate Fund	5.23
(d)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $185,511,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,287,000
Unrealized depreciation	(6,481,000)

Net unrealized appreciation	$12,806,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$198,317,007	$—	$—	$198,317,007

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Income Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	June 28, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	June 28, 2010